ACCOUNTING FOR WARRANT LIABILITY - Schedule of Liabilities Measured at Fair Value On Recurring Basis (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Warrant Liabilities:
Public Warrants	$ 14,921,000	$ 12,851,000
Private Placement Warrants	10,203,000	8,668,000
Warrant liability	25,124,000	21,519,000
Level 1
Warrant Liabilities:
Public Warrants	14,921,000
Warrant liability	14,921,000
Level 3
Warrant Liabilities:
Public Warrants		12,851,000
Private Placement Warrants	10,203,000	8,668,000
Warrant liability	$ 10,203,000	$ 21,519,000